Offerings - Offering: 1	Nov. 03, 2025 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,000,000
Maximum Aggregate Offering Price	$ 1
Amount of Registration Fee	$ 0
Carry Forward Form Type	S-3
Carry Forward File Number	333-269102
Carry Forward Initial Effective Date	Jan. 03, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)
This prospectus supplement includes 1,000,000 shares of common stock, par value $0.01 per share, registered under the prospectus supplement filed by Kimco Realty Corporation on January 3, 2023 and the registration statement on Form S-3 (File No. 333-269102) filed by Kimco Realty Corporation on January 3, 2023, which have not been sold. Pursuant to Rule 415(a)(6) under the Securities Act, the filing fee previously paid in connection with such unsold shares will continue to be applied to such unsold shares. The offering of the unsold shares under the prior registration statements will be deemed terminated as of the date of effectiveness of this registration statement.